Redeemable noncontrolling interests (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Proceeds from Noncontrolling Interests	¥ 90,000	$ 12,963
Nanjing Kaihui Internet Technology Microcredit Co., Ltd [Member]
Proceeds from Noncontrolling Interests	¥ 90,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%	30.00%